BASIS OF PREPARATION AND ACCOUNTING POLICIES - Schedule of Foreign Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2023 $ / £	Dec. 31, 2023 $ / £ $ / €	Dec. 31, 2022 $ / £	Dec. 31, 2022 $ / £ $ / €	Dec. 31, 2021 $ / £	Dec. 31, 2021 $ / € $ / £	Dec. 31, 2023 $ / €	Dec. 31, 2022 $ / €	Dec. 31, 2021 $ / €
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Closing foreign exchange rate	1.2731	1.2731	1.2083	1.2083	1.3532	1.3532	1.1037	1.0698	1.1378
Average foreign exchange rate	1.2435	1.0814	1.2386	1.0545	1.3763	1.1840